ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for credit losses		$ 71,048
Accounts Receivable [Member]
Provision for credit losses		49,429
Reversal of credit losses		$ 11,041